PROPERTY, PLANT AND EQUIPMENT (Schedule of Property Plant and Equipment) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		¥ 275
Depreciation charge		(66)	¥ (67)	¥ (1,748)
At December 31		214	275
USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge | $	$ (9)
At December 31 | $	31
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		1,211	1,161
Additions		5	5
Exchange adjustment		14	45
At December 31		1,230	1,211	1,161
Cost [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	177
Cost [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		43	43
Additions		3
Exchange adjustment
At December 31		46	43	43
Cost [Member] | Buildings [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	7
Cost [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		889	839
Additions		2	5
Exchange adjustment		14	45
At December 31		905	889	839
Cost [Member] | Machinery and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	130
Cost [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		279	279
Additions
Exchange adjustment
At December 31		279	279	279
Cost [Member] | Motor vehicles [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	40
Accumulated depreciation and amortization and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(936)	(824)
Depreciation charge		(66)	(67)
Exchange adjustment		(14)	(45)
At December 31		(1,016)	(936)	(824)
Accumulated depreciation and amortization and impairment losses [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	(146)
Accumulated depreciation and amortization and impairment losses [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(3)
Depreciation charge		(3)	(3)
Exchange adjustment
At December 31		(6)	(3)
Accumulated depreciation and amortization and impairment losses [Member] | Buildings [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions
At December 31 | $	(1)
Accumulated depreciation and amortization and impairment losses [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(870)	(820)
Depreciation charge		(5)	(5)
Exchange adjustment		(14)	(45)
At December 31		(889)	(870)	(820)
Accumulated depreciation and amortization and impairment losses [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(63)	(4)
Depreciation charge		(58)	(59)
Exchange adjustment
At December 31		¥ (121)	¥ (63)	¥ (4)
Accumulated depreciation and amortization and impairment losses [Member] | Motor vehicles [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	(17)
Accumulated depreciation and amortization and impairment losses [Member] | Machinery and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	$ (128)